FINANCIAL TRUSTS	12 Months Ended
Dec. 31, 2020
FINANCIAL TRUSTS
FINANCIAL TRUSTS

23.    FINANCIAL TRUSTS

The detail of the financial trusts in which the Group acts as Trustee or as Trustee is summarized below:

As Trustee:

Banco Supervielle S.A.

Below is a detail of financial trusts:

Below is a detail of the Guarantee Management trust where the Bank acts as a trustee as of December 31, 2020:

Financial trust	Indenture executed on	Due of principal obligation	Original principal amount	Principal balance	Beneficiaries	Settlers
Fideicomiso de Administración Interconexión 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018	The Term of this Trust Fund Contract will be in force over 24 months as from 09/12/2018, or until the expiration of liabilities through Disbursements (Termination Date”). 30 days (thirty days) after the maturity of this Trust Agreement without the parties’ having agreed upon an Extension Commission, the Trustor of the trust account shall receive USD 6,000 (six thousand US Dollars) at the exchange rate in force in Banco Supervielle as a fine.	-	-

Those initially mentioned in Exhibit V (DISERVEL S.R.L., INGENIAS S.R.L, GEOTECNIA (INV. CALVENTE), NEWEN INGENIERIA S.A., INGICIAP S.A., MERCADOS ENERGETICOS, DISERVEL S.R.L.) and providers of works, goods and services included in the Project to be assigned by the Trustee with prior consent of the Trustor

Interconexion Electrica Rodeo S.A.

As of 09/30/2020, Banco Supervielle S.A. as Trustee, is undergoing a negotiation process for the Contract “Extension Commission”. On 10/07/2020, the Trustor accepted the extension commission and the Bank accepted the request for the extension of the Trust contract sent by IERSA on 09/16/2020.

Micro Lending Financial Trust

The following are financial trusts where Micro Lending S.A.U acts as settler:

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount		Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	VN $6,364	CP	VN $1,592
			Vto: 03/12/13		Vto: 11/12/13		Vto: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	VN $6,504	CP	VN $1,626
			Vto: 06/20/13		Vto: 10/20/13		Vto: 06/29/17